UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-09957
                                    811-10179

Name of Fund:  BlackRock Basic Value Fund II, Inc.
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Basic Value Fund II, Inc.


Schedule of Investments as of March 31, 2007

                      Beneficial Interest    Mutual Funds                                                               Value
                           $    1,126,888    Master Basic Value Trust                                          $        4,259,364

                                             Total Investments (Cost - $1,182,809) - 101.5%                             4,259,364
                                             Liabilities in Excess of Other Assets - (1.5%)                              (63,604)
                                                                                                               ------------------
                                             Net Assets - 100.0%                                               $        4,195,760
                                                                                                               ==================


Master Basic Value Trust

Schedule of Investments as of March 31, 2007

                                                        Shares                                                         Percent of
                    Industry                              Held   Common Stocks                               Value     Net Assets
Above-Average       Diversified Telecommunication    4,842,497   AT&T Inc. (e)                         $    190,939,656      2.3%
Yield               Services
                    Communications Equipment         4,473,100   Alcatel SA (b)(e)                           52,872,042      0.6
                    Metals & Mining                  4,295,100   Alcoa, Inc.                                145,603,890      1.8
                    Capital Markets                  4,595,900   The Bank of New York Co., Inc.             186,363,745      2.3
                    Pharmaceuticals                  3,698,900   Bristol-Myers Squibb Co.                   102,681,464      1.3
                    Oil, Gas & Consumable Fuels      1,604,200   Chevron Corp. (e)                          118,646,632      1.4
                    Multi-Utilities                    767,100   Dominion Resources, Inc. (e)                68,095,467      0.8
                    Chemicals                          698,347   The Dow Chemical Co.                        32,026,193      0.4
                    Chemicals                        2,890,300   E.I. du Pont de Nemours & Co.              142,867,529      1.7
                    Oil, Gas & Consumable Fuels      5,020,600   Exxon Mobil Corp. (e)                      378,804,270      4.6
                    Industrial Conglomerates         4,544,800   General Electric Co.                       160,704,128      2.0
                    Food Products                    2,847,600   General Mills, Inc.                        165,787,272      2.0
                    Pharmaceuticals                  2,500,300   GlaxoSmithKline Plc (b)(e)                 138,166,578      1.7
                    Aerospace & Defense              2,097,800   Honeywell International, Inc.               96,624,668      1.2
                    Diversified Financial Services   6,200,892   JPMorgan Chase & Co.                       299,999,155      3.7
                    Pharmaceuticals                  1,555,800   Johnson & Johnson                           93,752,508      1.1
                    Pharmaceuticals                  7,181,700   Pfizer, Inc. (e)                           181,409,742      2.2
                    Electric Utilities               2,126,900   The Southern Co. (e)                        77,950,885      0.9
                    Diversified Telecommunication    3,940,700   Verizon Communications, Inc.               149,431,344      1.8
                    Services
                    Pharmaceuticals                  1,333,600   Wyeth                                       66,720,008      0.8
                                                                                                       ----------------    ------
                                                                                                          2,849,447,176     34.6

Below-Average       Insurance                        1,087,400   The Allstate Corp. (e)                      65,309,244      0.8
Price/Earnings      Insurance                        2,857,500   American International Group, Inc.         192,081,150      2.3
Ratio               Diversified Financial Services   3,120,300   Bank of America Corp.                      159,197,706      1.9
                    Health Care Equipment &          3,154,000   Baxter International, Inc.                 166,121,180      2.0
                    Supplies
                    Diversified Financial Services   4,453,800   Citigroup, Inc.                            228,658,092      2.8
                    Beverages                        5,085,100   Coca-Cola Enterprises, Inc.                102,973,275      1.3
                    Oil, Gas & Consumable Fuels        730,700   Consol Energy, Inc.                         28,592,291      0.4
                    Oil, Gas & Consumable Fuels        359,900   Devon Energy Corp.                          24,912,278      0.3
                    Media                              669,500   Gannett Co., Inc. (e)                       37,686,155      0.5
                    Insurance                          457,273   Genworth Financial, Inc. Class A (e)        15,977,119      0.2
                    Computers & Peripherals          2,061,000   Hewlett-Packard Co. (e)                     82,728,540      1.0
                    Semiconductors & Semiconductor   6,452,400   Intel Corp.                                123,434,412      1.5
                    Equipment
                    Household Durables               2,142,400   Koninklijke Philips Electronics NV          81,625,440      1.0
                    Hotels, Restaurants & Leisure    1,706,800   McDonald's Corp.                            76,891,340      0.9
                    Capital Markets                  2,508,100   Morgan Stanley                             197,537,956      2.4
                    Aerospace & Defense              2,148,400   Northrop Grumman Corp.                     159,454,248      1.9
                    Consumer Finance                   971,100   SLM Corp. (e)                               39,717,990      0.5
                    Pharmaceuticals                  5,181,500   Schering-Plough Corp.                      132,180,065      1.6
                    Insurance                        2,848,076   The Travelers Cos., Inc.                   147,444,895      1.8
                    Food Products                    5,850,400   Unilever NV (b)                            170,948,688      2.1
                    IT Services                     13,322,875   Unisys Corp. (a)(e)                        112,311,836      1.4
                    Insurance                        1,219,000   XL Capital Ltd. Class A (e)                 85,281,240      1.0
                    Office Electronics               6,928,000   Xerox Corp. (a)(e)                         117,013,920      1.4
                                                                                                       ----------------    ------
                                                                                                          2,548,079,060     31.0

Low Price-to-Book   Media                            5,246,450   Comcast Corp. Special Class A (a)          133,627,082      1.6
Value               Machinery                          968,900   Deere & Co. (e)                            105,261,296      1.3
                    Semiconductors & Semiconductor   4,822,400   Fairchild Semiconductor
                    Equipment                                    International, Inc. (a)(e)                  80,630,528      1.0
                    Energy Equipment & Services      2,851,700   GlobalSantaFe Corp. (e)                    175,892,856      2.1
                    Energy Equipment & Services      2,230,000   Halliburton Co. (e)                         70,780,200      0.9
                    Insurance                          717,700   Hartford Financial Services Group, Inc.     68,597,766      0.8
                    Household Products               2,149,800   Kimberly-Clark Corp.                       147,239,802      1.8
                    Semiconductors & Semiconductor  13,129,515   LSI Logic Corp. (a)(e)                     137,072,137      1.7
                    Equipment
                    Semiconductors & Semiconductor   3,570,700   Micron Technology, Inc. (a)                 43,134,056      0.5
                    Equipment
                    Communications Equipment         3,242,400   Motorola, Inc.                              57,293,208      0.7
                    Aerospace & Defense              3,471,500   Raytheon Co.                               182,114,890      2.2
                    Household Durables               1,728,300   Sony Corp. (b)                              87,261,867      1.1
                    Computers & Peripherals         15,653,100   Sun Microsystems, Inc. (a)(e)               94,075,131      1.2
                    Media                            9,261,600   Time Warner, Inc. (e)                      182,638,752      2.2
                    Industrial Conglomerates         6,808,600   Tyco International Ltd.                    214,811,330      2.6
                    Media                            3,324,900   Walt Disney Co. (e)                        114,476,307      1.4
                    Commercial Banks                 6,511,600   Wells Fargo & Co. (e)                      224,194,388      2.7
                                                                                                       ----------------    ------
                                                                                                          2,119,101,596     25.8

Price-to-Cash Flow  Oil, Gas & Consumable Fuels      1,771,800   Peabody Energy Corp. (e)                    71,297,232      0.9
                    Diversified Telecommunication    7,312,300   Qwest Communications
                    Services                                     International Inc. (a)(e)                   65,737,577      0.8
                    Wireless Telecommunication       6,031,100   Sprint Nextel Corp. (e)                    114,349,656      1.4
                    Services
                                                                                                       ----------------    ------
                                                                                                            251,384,465      3.1

Special Situations  Energy Equipment & Services      1,482,500   BJ Services Co. (e)                         41,361,750      0.5
                    Computers & Peripherals          2,814,900   International Business Machines
                                                                 Corp.                                      265,332,474      3.2
                    Media                            7,864,900   Interpublic Group of Cos.,
                                                                 Inc. (a)(e)                                 96,816,919      1.2
                                                                                                       ----------------    ------

                                                                                                            403,511,143      4.9

                                                                 Total Common Stocks
                                                                 (Cost - $5,238,366,885)                  8,171,523,440     99.4


                                                    Beneficial
                                                      Interest   Short-Term Securities
                                               $    44,811,039   BlackRock Liquidity Series, LLC
                                                                 Cash Sweep Series, 5.26% (c)(f)             44,811,039      0.6
                                                 1,138,331,100   BlackRock Liquidity Series, LLC
                                                                 Money Market Series, 5.33% (c)(d)(f)     1,138,331,100     13.8

                                                                 Total Short-Term Securities
                                                                 (Cost - $1,183,142,139)                  1,183,142,139     14.4


                                                     Number of
                                                     Contracts   Options Purchased
                    Put Options Purchased                6,000   International Business Machines Corp.,
                                                                 expiring May 2007 at USD 90                    630,000      0.0

                                                                 Total Options Purchased
                                                                 (Premiums Paid - $624,400)                     630,000      0.0

                                                                 Total Investments
                                                                 (Cost - $6,422,133,424)                  9,355,295,579    113.8


                                                                 Options Written
                    Call Options Written                 9,800   Baxter International, Inc.,
                                                                 expiring May 2007 at USD 50                (3,332,000)     (0.1)
                                                        22,596   Comcast Corp. Special Class A,
                                                                 expiring July 2007 at USD 28.333             (790,860)     (0.0)
                                                         2,000   Deere & Co., expiring June 2007
                                                                 at USD 95                                  (3,160,000)     (0.1)
                                                         6,000   International Business Machines Corp.,
                                                                 expiring July 2007 at USD 100              (1,050,000)     (0.0)
                                                         3,090   Northrop Grumman Corp., expiring
                                                                 May 2007 at USD 70                         (1,545,000)     (0.0)
                                                        20,000   Wells Fargo & Co., expiring April
                                                                 2007 at USD 35                               (890,000)     (0.0)

                                                                 Total Options Written
                                                                 (Premiums Received - $13,930,195)         (10,767,860)     (0.2)

                                                                 Total Investments, Net of Options
                                                                 Written (Cost - $6,408,203,229*)         9,344,527,719    113.6
                                                                 Liabilities in Excess of
                                                                 Other Assets                           (1,120,887,480)    (13.6)
                                                                                                       ----------------    ------
                                                                 Net Assets                            $  8,223,640,239    100.0%
                                                                                                       ================    ======


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $        6,433,579,753
                                             ======================
    Gross unrealized appreciation            $        2,949,390,407
    Gross unrealized depreciation                      (38,442,441)
                                             ----------------------
    Net unrealized appreciation              $        2,910,947,966
                                             =====================-


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                         $  44,811,039    $  3,320,056
    BlackRock Liquidity Series, LLC
    Money Market Series                       $ 155,768,500    $    665,853


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of March 31, 2007.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


Date:  May 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


Date:  May 21, 2007